Certain Risks And Concentrations (Details)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Customers A [Member]
Certain Risks And Concentrations [Line Items]
Concentration risk, Percentage	19.00%	26.00%	24.00%
Customer B [Member]
Certain Risks And Concentrations [Line Items]
Concentration risk, Percentage	10.00%	14.00%	13.00%